Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expenses
Depreciation - property, plant and equipment	$ (553,002)	$ (467,703)	$ (302,470)
Depreciation - right-of-use assets	(415,643)	(460,254)	(305,389)
Compensation and benefits	(2,432,342)	(2,428,809)	(2,061,723)
Corporate development and marketing	(286,777)	(303,034)	(613,724)
Office and site administration expenses	(1,242,742)	(1,586,233)	(713,011)
Professional fees	(349,457)	(295,971)	(416,906)
Regulatory fees	(201,113)	(225,448)	(257,825)
Stock-based compensation	(1,742,511)	(1,863,085)	(1,693,886)
Total General and Administration Expenses	(7,223,587)	(7,630,537)	(6,364,934)
Exploration and Evaluation Expenses	(11,989,334)	(24,072,394)	(12,774,217)
Operating Loss	(19,212,921)	(31,702,931)	(19,139,151)
Other Income (Expense)
Interest income	272,005	39,725	203,887
Interest income - loan receivable	3,551	7,624	0
Rent income - sublease	111,046	71,797	48,026
Interest expenses - leases	(58,673)	(76,345)	(68,785)
Interest expenses - equipment financing	(34,362)	(37,410)	(21,847)
Interest expense - convertible debt	(358,270)	0	0
Accretion expense - convertible debt	(193,213)	0	0
Accretion expenses - reclamation	(1,013,585)	(787,859)	(704,349)
Change in fair value of derivatives	34,000	0	0
Gain on equipment sold	41,855	6,800	15,550
Gain on lease returned	14,335	0	0
Foreign exchange income (loss)	587,211	(455,046)	(582,755)
Total Other Income (Expense)	(594,100)	(1,230,714)	(1,110,273)
Net Loss	(19,807,021)	(32,933,645)	(20,249,424)
Other Comprehensive Income (Loss) Items that will not be reclassified to profit or loss in subsequent periods:
Foreign exchange translation	7,745,772	30,385	(1,948,973)
Presentation currency translation difference	(8,409,362)	450,366	2,406,085
Other Comprehensive Income (Loss)	(663,590)	480,751	457,112
Comprehensive Loss	$ (20,470,611)	$ (32,452,894)	$ (19,792,312)
Net Loss Per Share
- basic and diluted	$ (0.29)	$ (0.58)	$ (0.41)
Weighted Average Number of Shares (000's)
- basic and diluted (000's)	69,499	57,032	49,844